Viking Mutual Funds
1 Main Street North
Minot, ND 58703

November 9, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Viking Mutual Funds
File No. 333-77993
CIK No. 0001082744

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that Post-Effective Amendment Number 40 to the registration statement on Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment Number 40 to the Registrant’s registration statement was filed electronically with the Commission on November 1, 2017 (SEC Accession No. 0001082744-17-000081).

Viking Mutual Funds

By: /s/ Shannon D. Radke

President